VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-0506

Re:	Separate Account VA BNY

File No. 811-08750, CIK 0000929519

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA BNY, a unit investment trust registered under the Act, recently mailed to its contract owners the semi annual reports for the following underlying management investment companies: Transamerica Series Trust, AIM Variable Insurance Funds,(Invesco Variable Insurance Funds) AllianceBernstein Variable Products Series Fund, Inc., Janus Aspen Series, Franklin Variable Insurance Products Trust, MFS® Variable Insurance Trust; MTB Group of Funds; JP Morgan Series Trust and Fidelity Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On 8/26/2010, Transamerica Series Trust, filed its semi annual report with the Commission via EDGAR (CIK: 0000778207);

•	On 8/30/2010, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) filed its semi annual report with the Commission via EDGAR (CIK: 0000896435);

•	On 8/19/2010, AllianceBernstein Variable Products Series Fund, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0000825316);

•	On 8/27/2010, Janus Aspen Series filed its semi annual report with the Commission via EDGAR (CIK: 0000906185);

•	On 8/31/2010, MFS® Variable Insurance Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000825316);

•	On 8/13/2010, MTB Group of Funds filed its semi annual report with the Commission via EDGAR (CIK: 0000830744);

Securities and Exchange Commission

•	On 8/26/2010, JP Morgan Series Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000916118);

•	On 8/26/2010 , Franklin Templeton Variable Insurance Products Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000837274);

•	On 8/23/2010, 8/26/2010,Fidelity Variable Insurance Products Fund filed its semi annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Transamerica Financial Life Insurance Company